Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of significant accounting policies
Redeemable noncontrolling interest	¥ 0		¥ 0
Accretion of mezzanine equity	0		(7,353)	¥ 0
Currency translation adjustment	¥ 9,448	$ 1,331	¥ 53,349	¥ (16,453)
Translation rate calculated for buying rate	7.0999